Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,740,989	$ 362,598
Accounts receivable, net of allowance for doubtful accounts of $30,000 and $20,000 as of December 31, 2013 and 2012, respectively	433,856	444,262
Inventory	109,073	92,615
Prepaid expenses and other current assets	141,921	170,960
Total Current Assets	2,425,839	1,070,435
Property and Equipment, net of accumulated depreciation of $596,035 and $378,190 s of December 31, 2013 and 2012, respectively	466,772	581,567
Intangible assets, net of accumulated amortization of $153,416 and $83,333 as of December 31, 2013 and 2012, respectively	301,784	166,667
Other Assets	34,109	27,501
Total Assets	3,228,504	1,846,170
Current Liabilities:
Accounts payable	485,401	348,712
Accrued expenses	177,943	160,098
Convertible Promissory Note	322,000	298,376
Total Current Liabilities	985,344	807,186
Commitments and Contingencies
Stockholders' Equity:
Preferred Stock, $.0001 par value; 5,000,000 shares authorized, zero and 220,000 shares issued and outstanding at December 31, 2013 and December 31, 2012 respectively	0	22
Common stock, $.0001 par value; 200,000,000 and 100,000,000 shares authorized; 52,402,247 and 30,252,938 shares issued and outstanding at 2013 and 2012, respectively	5,240	3,025
Additional paid-in capital	21,948,920	14,485,740
Stock subscription receivable	(175,000)	0
Accumulated other comprehensive income (loss)	1,268	0
Accumulated deficit	(19,505,767)	(13,418,302)
Total	2,274,661	1,070,485
Less: Treasury Stock, at cost, 23,334 shares	(31,501)	(31,501)
Total Stockholders' Equity	2,243,160	1,038,984
Total Liabilities and Stockholders' Equity	$ 3,228,504	$ 1,846,170